Summary Of Significant Accounting Policies Summary Of Significant Accounting Policies (Unobservable inputs) (Details) $ in Thousands	12 Months Ended
	Nov. 30, 2014 USD ($) homes	Nov. 30, 2013 USD ($) homes	Nov. 30, 2012 USD ($) homes
Summary Of Significant Accounting Policies [Line Items]
Fair value inputs, discount rate	20.00%
Lennar Homebuilding [Member]
Summary Of Significant Accounting Policies [Line Items]
Average selling price | $	$ 164,000
Absorption rate	12
Fair value inputs, discount rate	20.00%	20.00%	20.00%
Lennar Homebuilding [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Average selling price | $		$ 163,000	$ 83,000
Absorption rate		2	1
Lennar Homebuilding [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Average selling price | $		$ 279,000	$ 340,000
Absorption rate		34	20